SUPPLEMENTAL CASH FLOW INFORMATION - Changes in Working Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of cash flows [abstract]
Decrease/(increase) in accounts receivable	$ 3,871	$ (2,185)
Increase in inventories	(7,684)	(9,369)
(Increase)/decrease in prepaids and other	(2,132)	1,059
(Decrease)/increase in accounts payable and accrued liabilities	(1,503)	1,656
Decrease in current portion of vendor agreement	0	(13,369)
Total changes in working capital	$ (7,448)	$ (22,208)